Income taxes - (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	(5,378)	(212,528)	(370,149)
Deferred tax benefit	56,358	65,839	70,444
Income tax benefit/(expenses)	50,980	(146,689)	(299,705)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table sets forth reconciliation between the statutory EIT rate and the Group’s effective tax rate:

	For the Year ended December 31,
	2016	2017	2018
Statutory income tax rates:	25.0%	25.0%	25.0%
Change in valuation allowance	(7.3)%	(7.5)%	10.1%
Permanent book-tax differences (a)	(42.9)%	9.4%	(7.6)%
Effect of preferential tax treatment and tax holiday	24.5%	(13.7)%	(13.6)%
Others	6.9%	(3.6)%	(1.6)%
Effective tax rate	6.2%	9.6%	12.3%

(a)	The permanent differences mainly consisted of additional deduction for research and development expenditures and other non-deductible expenses.

Summary of Income Tax Holiday [Table Text Block]
The per share effect of the tax holidays enjoyed by Wangling and 58 Technology are as follows:

	For the Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect – basic	0.70	0.45	1.01
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect – diluted	0.70	0.45	0.99

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Provision for doubtful receivables	10,997	11,622
Net operating loss carry forwards	130,212	290,164
Advertising expenses in excess of deduction limit	214,238	306,510
Others	—	23,603
Total deferred tax assets	355,447	631,899
Less: Valuation allowance	(343,590)	(588,946)
Total deferred tax assets, net	11,857	42,953

Deferred tax liabilities
Acquired intangible assets	319,219	268,171
Fixed Assets One-time Expense	—	14,941
Total deferred tax liabilities	319,219	283,112

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowance

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the period	555,965	458,433	343,590
Provision	129,575	81,904	308,811
Current period reversal	(227,107)	(196,747)	(63,455)
Balance at the end of the period	458,433	343,590	588,946